Schedule of Interest and Finance Costs (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Interest And Finance Costs
Interest on long-term debt (Note 7)	$ 2,935	$ 2,592
Interest on Promissory Note (Note 3)		69
Amortization of financing costs	114	126
Financing fees and charges	24	21
Total	$ 3,073	$ 2,808